DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Sep. 30, 2012
DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS
Summary of carrying values and estimated fair values

	Level in	2012		2011
	Fair Value		Estimated		Estimated
	Measurement	Carrying	Fair	Carrying	Fair
	Hierarchy	Value	Value	Value	Value
		(In Thousands)
ASSETS:
Cash and cash equivalents	Level 1	$62,335	$62,335	$57,071	$57,071
Debt securities - AFS	Level 2	21,595	21,595	14,457	14,457
Capital stock of FHLB	Level 2	5,559	5,559	3,100	3,100
Mortgage-backed securities - HTM	Level 2	5,657	6,096	7,234	7,727
Mortgage-backed securities - AFS	Level 2	326	326	2,752	2,752
Mortgage loans held for sale	Level 1	180,575	185,641	100,719	103,286
Loans receivable	Level 3	975,728	1,024,992	1,021,273	1,075,459
Accrued interest receivable	Level 2	3,889	3,889	3,853	3,853
Interest-rate swap assets	Level 2	1,360	1,360	1,676	1,676

LIABILITIES:
Deposits transaction accounts	Level 2	657,349	657,349	698,293	698,293
Certificates of deposit	Level 2	445,331	446,529	424,232	428,088
Advances from the FHLB	Level 2	89,000	91,864	29,000	31,216
Subordinated debentures	Level 2	19,589	19,583	19,589	19,583
Accrued interest payable	Level 2	695	695	840	840
Interest-rate swap liabilities	Level 2	1,360	1,360	1,676	1,676